Investment Strategy - KraneShares Asia AI Technology ETF	Jul. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the publicly-traded and privately offered securities of Asia AI Technology companies and other instruments that have economic characteristics similar to such securities. In the case of publicly-traded securities, the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) determines whether a company is a “Asia AI Technology” company based on its proprietary assessment of whether the company derives at least 50% of its revenue, gross profit or revenue growth contribution from the following business activities:

●	Advanced Semiconductor Foundry and Packaging Services. The contract manufacturing of integrated circuits at advanced process nodes and the provision of advanced packaging, assembly, and test services used in the production of AI accelerators, graphics processing units, custom application-specific integrated circuits, and other high-performance computing semiconductors, including heterogeneous integration, wafer-level packaging, and successor packaging technologies.

●	High-Bandwidth Memory and AI-Relevant Memory Products. The design, development, and manufacture of high-bandwidth memory and other advanced memory and storage products with material commercial exposure to artificial intelligence training, artificial intelligence inference, or hyperscale data center end markets, including successor generations of such memory and storage technologies.

●	Semiconductor Substrates and Advanced Interconnect. The design, manufacture, and supply of integrated circuit substrates, advanced printed circuit boards, and related interconnect products used in the packaging, assembly, or integration of AI accelerators, high-performance computing processors, and AI computing systems.

●	Optical Communications and AI Networking Hardware. The design, manufacture, and supply of optical transceivers, photonic components, optical engines, and high-speed networking hardware used within AI data center network fabrics or to interconnect AI computing systems, including successor generations of optical and photonic interconnect technologies.

●	Data Center Power, Thermal, and Electrical Infrastructure. The design, manufacture, and supply of power, thermal management, and electrical infrastructure products and systems used in AI data centers, AI server systems, or AI accelerator-based computing platforms, including power delivery, cooling, and related electrical components.

●	AI Server Original Design Manufacturing and Systems Integration. The design, assembly, integration, and supply of AI servers, accelerated computing systems, rack-scale AI computing systems, and related electronic manufacturing services, in each case where AI computing systems production represents a material or growing portion of the company’s business.

●	Semiconductor Capital Equipment and Test Systems. The design, manufacture, and supply of semiconductor manufacturing, inspection, metrology, and test equipment used in the production of AI accelerators, AI-relevant memory, advanced semiconductor packaging, or other AI-relevant semiconductors.

●	AI Semiconductor Materials and Specialty Chemicals. The design, manufacture, and supply of advanced materials, specialty chemicals, gases, and consumables used in the production of AI accelerators, advanced memory, advanced semiconductor packaging, and leading-edge semiconductors, including substrates, photolithography materials, deposition and planarization materials, process chemicals, and other consumable materials and components.

Based on this proprietary and discretionary assessment, Krane assigns companies in the Eligible Universe (defined below) a Thematic Relevance Score of zero to five based on the degree of the company's exposure to the AI value chain, assessed by reference to the following enumerated factors:

●	AI Revenue Intensity. The proportion of the company’s revenue attributable to AI Business Lines, determined from segment reporting, management disclosure, and recognized third-party industry estimates (objective where disclosed).

●	Criticality and Substitutability. Whether the company supplies a product or service that is on the critical path for advanced AI compute and has limited substitutes (e.g., advanced-node foundry, HBM, advanced-packaging equipment), as opposed to a more commoditized or readily substitutable input.

●	Competitive Position. The company's market share and competitive standing within its AI Business Line.

●	Purity/Leverage to AI Demand. The extent to which the company's financial performance is driven by AI demand rather than diluted by substantial unrelated end markets.

A Thematic Relevance Score of zero implies minimal to no Asia AI Technology activities by the company. Five implies that a company is primarily or exclusively engaged in Asia AI Technology activities. Solactive AG (“Solactive” or “Index Calculator”), which is not affiliated with the Fund or Krane, determines the Eligible Universe for Krane by identifying companies that meet the following criteria:

●	headquartered, located or primarily listed in Japan, South Korea, Mainland China, Hong Kong, Macau and Taiwan;

●	issue common stock or depositary receipts with a minimum free-float adjusted market capitalization of at least $100 million and a minimum average daily trading volume for the last three months of at least $1 million.

The Fund expects that at least 50% of its assets will be invested in or exposed to companies that are headquartered, located, or primarily listed in Mainland China, Hong Kong, Macau and Taiwan.

Solactive then calculates the Solactive Asia AI Technology Index (“Underlying Index”) by multiplying the free-float adjusted market capitalization of each company in the Eligible Universe by its Thematic Relevance Score, as assigned by Krane. All securities with a Thematic Relevance Score greater than zero are included in the Underlying Index at their relative weights, subject to a cap of 8% at each reconstitution and rebalance date. The Eligible Universe and the Underlying Index are reconstituted and rebalanced quarterly.

Although the Fund is actively managed, under normal market conditions the Fund invests primarily in the constituents in the Underlying Index and, with respect to such investments, seeks to provide investment results that, before fees and expenses, track the performance of the Underlying Index. Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling for the portion of the Fund that tracks the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

The following China-related securities may be included in the Underlying Index and/or represent investments of the Fund:

●	China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Qualified Foreign Investor (“QFI”) license may also be acquired to invest directly in China A-Shares;

●	China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors;

●	China H-Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors;

●	China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”);

●	P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars;

●	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars;

●	S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

The Fund intends to invest approximately 10% of net assets, as measured at the time of investment, directly or indirectly in (including through investment companies and special purpose vehicles (collectively, “SPVs”) that provide exposure to) privately offered securities. In selecting securities of private companies, whether investing directly or through SPVs, the Adviser looks for companies that have comparable exposure to the AI value chain as companies in the Underlying Index and that may be preparing for an initial public offering or be in earlier stages of development. The Fund may also invest in publicly-traded equity securities and depositary receipts of any market capitalization, derivative instruments (including swaps and futures), spot currencies and currency forwards (including for hedging), other investment companies (including exchange traded funds or “ETFs”) and cash or cash equivalents (including money market funds). Certain other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

As of July 10, 2026, the Underlying Index included 60 securities of companies with a market capitalization range of approximately $665 million to $1.95 trillion and an average market capitalization of approximately $104 billion. The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of July 10, 2026, issuers in the information technology sector represented more than 25% of the Underlying Index.

The Fund may engage in securities lending.